Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jul. 29, 2013
Document Effective Date	Jul. 29, 2013
Prospectus Date	Jul. 29, 2013
Hodges Fund | Retail Class
Risk/Return:
Trading Symbol	HDPMX
Hodges Fund | Institutional Class
Risk/Return:
Trading Symbol	HDPIX
Hodges Small Cap Fund | Retail Class
Risk/Return:
Trading Symbol	HDPSX
Hodges Small Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	HDSIX
Hodges Blue Chip 25 Fund | Retail Class
Risk/Return:
Trading Symbol	HDPBX
Hodges Equity Income Fund | Retail Class
Risk/Return:
Trading Symbol	HDPEX
Hodges Pure Contrarian Fund | Retail Class
Risk/Return:
Trading Symbol	HDPCX